Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Motor vehicles	1,485,841	1,485,842	208,486
Electronic equipment	2,033,203	2,162,123	303,379
Machinery	1,139,270	1,238,049	173,717
Other equipment	1,413,753	1,413,753	198,371
Construction in progress	655,987	810,782	113,765
Subtotal	6,728,054	7,110,549	997,718
Less: accumulated depreciation	(3,200,069)	(3,335,781)	(468,060)
	3,527,985	3,774,768	529,658
Less: impairment charges	(2,404,009)	(2,800,859)	(393,004)
Property and equipment, net	1,123,976	973,909	136,654